Schedule of Fair Value Measurements Inputs for the Third Anniversary Payment Consideration (Details)	Dec. 31, 2024 USD ($) $ / shares	Jan. 25, 2023 $ / shares	Jan. 24, 2023 $ / shares
Platform Operator, Crypto Asset [Line Items]
Share price		$ 25.00	$ 40.00
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Third annivarsary consideration | $	$ 1,500,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member]
Platform Operator, Crypto Asset [Line Items]
Share price	$ 9.00
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Maturity [Member]
Platform Operator, Crypto Asset [Line Items]
Date of payment	Oct. 15, 2025
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Measurement input	4.2
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Measurement input	5.8
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Platform Operator, Crypto Asset [Line Items]
Measurement input	9 months
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Platform Operator, Crypto Asset [Line Items]
Measurement input	86.2